12. Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred tax expense (benefit)	$ 755,139	$ (402,748)
Deferred Income Tax Charges [Member]
Depreciation	(5,039)	(18,120)
Mortgage servicing rights	(5,819)	108,616
Deferred compensation	45,324	(18,090)
Bad debts	(17,326)	(254,234)
Non-accrual loan interest	18,766	(5,590)
Limited partnership amortization	44,566	27,529
Investment in Partners	(7,189)	43,864
Core deposit intangible	(92,719)	(92,716)
Loan fair value	(7,953)	(7,165)
OREO write down	5,100	(15,130)
Tax credit carryovers	774,961	(170,865)
Other	2,467	(847)
Deferred tax expense (benefit)	$ 755,139	$ (402,748)